Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 21,953	$ 7,233	$ 1,656
Accounts receivable, net	6,932	4,400
Inventory	12,480	5,857	6,961
Prepaid expenses and other current assets	3,891	1,846	1,229
Total current assets	45,256	19,336	9,846
Property and equipment, net	66	64	21
Total assets	45,322	19,400	9,867
Current liabilities:
Convertible notes payable to related parties			70,919
Senior notes payable	40,339	41,902
Accounts payable	15,843	12,107	4,379
Accrued expenses	7,373	4,631	1,767
Deferred revenue	827	1,172
Total current liabilities	64,382	59,812	77,065
Derivative warrant liability	6,465		65,006
Convertible notes payable to related parties		77,911
Convertible preferred stock warrant liability			551
Royalty obligation		9,262
Total liabilities	70,847	146,985	142,622
Commitments and contingencies
Redeemable convertible preferred stock, $0.001 par value, 53,340,636 shares authorized at June 30, 2021 and December 31, 2020; 35,537,077 and 36,756,498 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively		198,195	183,513
Stockholders' deficit:
Common stock $0.0001 par value; 125,000,000 shares authorized; 21,725,817 and 4,901,564 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	2	1	1
Additional paid-in capital	291,825
Accumulated deficit	(317,352)	(325,781)	(316,269)
Total stockholders' deficit	(25,525)	(325,780)	(316,268)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 45,322	$ 19,400	$ 9,867